Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Provision for income taxes:
Domestic (Israel)	$ 0	$ 5	$ 0
Foreign (U.S.)	39	166	24
Total current provision for income taxes	39	171	24
Previous years adjustments - foreign	(16)	50	0
Deferred tax benefit - foreign	5	(5)	0
Total provision for income tax	$ 28	$ 216	$ 24